Subsequent Events	6 Months Ended	12 Months Ended
	Feb. 29, 2012	Aug. 31, 2011
Subsequent Events [Abstract]
Subsequent Events
Note 10 – Subsequent Events

As reported in the Company’s Form 8-K dated March 2, 2012, conditions in the bottom-hole of the Tamandua-1 well, including extreme heat and sloughing shales, prevented the operator from casing or collecting additional evaluation data below 13,913 feet. SK Innovation had elected to test the C7 and the C9 sections of the Tamandua #1 well. The initial test results on the C-9 were incomplete due to conditions in the wellbore. The operator therefore elected to suspend testing in the C-9 section. Following the decision to set a plug in the C-9 section, the Company and the other non-operating working interest owner began testing procedures in the C-7 section. After the wellbore in the C-7 section had been sufficiently cleaned, a series of cased-hole logs were run.

On April 16, 2012, the Company was notified by the other non-operating working interest owner that, despite the Company's recommendation for further testing, it has elected to forgo further testing of the Tamandua #1 well. The Company has decided that it is impractical to pursue additional testing at its sole risk at this time. Given the fact that hydrocarbons were encountered in the wellbore, the Company has been informed by the operator that the well will be temporarily abandoned to allow re-entry for future testing and evaluation. The Company and the other working interest owners will now begin preparations to mobilize the rig to the second drill site on CPO-4.

Also as reported on the Company’s Form 8-K dated March 16, 2012, on March 13, 2012, the Company received a certificate of qualification from Perupetro, which sets forth Perupetro's determination that the Company has the legal, technical, economic, and financial capacity to assume the assignment from SK Innovation Co. Ltd. of the working interest in Block Z-46.  Receipt of the letter of qualification is a milestone in receiving the ultimate approval of the assignment to the Company of the working interest in Z-46, and is subject to official ratification and issuance of a Supreme Decree by the government of the Republic of Peru.

On April 19 and April 20, 2012, the Company consummated a private offering under 4(2) of the Securities Act of 1933, as amended, pursuant to which it sold to accredited investors 88,250,000 shares of its unregistered common stock at a purchase price of $0.08 per share for gross proceeds of $7,060,000 and net proceeds of approximately $6,802,000. The Company plans to file a registration statement related to these shares at the earliest practicable date.

Note 10 – Subsequent Events

Employment Agreements

On November 11, 2011, the Company entered into an employment agreement with Mr. David Pomerantz, the Company’s chief financial officer.  The initial term of the employment agreement begins November 1, 2011, will expire on July 11, 2012, and may be terminated at any time by the Company upon 30 days prior written notice.  Under the agreement, Mr. Pomerantz will be paid an annual salary of $200,000 and may earn bonuses at the sole discretion of the board of directors and will be eligible to participate in the Company’s benefit plans.  As an inducement to enter into the employment agreement, Mr. Pomerantz was granted a five year option to purchase up to 500,000 shares of common stock at $0.27 per share and 200,000 shares of restricted stock at $0.27 per share pursuant to the Company’s 2011 Stock Incentive Plan.  Both the options and the restricted stock vest 1/3 annually, beginning on the first anniversary of the grant date.

Consulting Agreements

Effective November 1, 2011, the Company entered into a one-year consulting agreements with John S. Beeson pursuant to which the consultant will provide advice to the board of directors relating to certain of the Company’s strategic and business development activities.  In consideration for providing the consulting services, the consultant will receive 500,000 shares of the Company’s restricted common stock valued at an estimated $58,500.

The Company and James M. Askew, a related party, entered into a consulting agreement, dated as of July 11, 2011.  Subsequently, because Mr. Askew will continue to spend significant time working on behalf of the Company, effective September 1, 2011, his consulting agreement was amended such that the Company will pay Mr. Askew a monthly cash fee of $10,000 per month, beginning September 1, 2011 until the expiration or termination of the agreement.

Issuances of common stock

Since August 31, 2011 and through November 25, 2011, the Company issued an aggregate of 5,100,000 shares with an aggregate value of $824,600 (all of which are shown as common stock subscribed as of August 31, 2011) of restricted common stock as follows: (i) 3,000,000 shares valued at $0.155 per share to James Askew, a related party, for strategic services rendered; (ii) 2,000,0000 shares valued at $0.1705 per share to Murray Roark for services rendered and; (iii) 100,000 shares valued at $0.186 per share to Chadd Mason for services rendered. The expense for these services was recorded during the year ended August 31, 2011.  In addition, the Company issued 500,000 restricted common shares valued at approximately $58,500 to John Beeson pursuant to his consulting agreement which was effective as of November 1, 2011.